Organization and Basis of Presentation - Additional information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Nov. 21, 2017 USD ($)	Sep. 13, 2017 USD ($)	May 01, 2017 USD ($) room Machine Game a Hotel $ / shares shares	Jul. 07, 2015 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) room Machine Game Terminal	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 17, 2017	Mar. 29, 2017 USD ($)	Aug. 22, 2016 USD ($)
Organization and Basis of Presentation
Total purchase consideration | $				$ 72,500
Loss on early retirement of debt, net | $						$ (38,430)	$ (155)	$ (1,937)
Equity purchase agreement termination date						Nov. 21, 2017
Forfeited deposit | $						$ 20,000
Proceeds from terminated sale | $	$ 20,000					$ 20,000
6% Senior Notes
Organization and Basis of Presentation
Long-term debt, gross | $		$ 500,000								$ 375,000
Interest rate (as a percent)		6.00%				6.00%			6.00%	6.00%
Percentage of issue price of principal amount		105.50%
Loss on early retirement of debt, net | $					$ (11,100)	$ (38,400)
JP Morgan Chase Bank, N.A | 6% Senior Unsecured Notes
Organization and Basis of Presentation
Borrowing capacity | $			$ 375,000
Interest rate (as a percent)			6.00%
JP Morgan Chase Bank, N.A | Senior Secured Credit Facility
Organization and Basis of Presentation
Borrowing capacity | $			$ 1,750,000
JP Morgan Chase Bank, N.A | New Term Loan
Organization and Basis of Presentation
Borrowing capacity | $			1,450,000
JP Morgan Chase Bank, N.A | New Revolving Credit Facility
Organization and Basis of Presentation
Borrowing capacity | $			$ 300,000
Isle Casino Hotel
Organization and Basis of Presentation
Number of room in hotel			238
Number of slot machines | Machine			1,026
Number of table games | Game			27
Number of table poker room			9
Number of acre owned | a			10
Lady Luck Casino
Organization and Basis of Presentation
Number of room in hotel			164
Number of slot machines | Machine			452
Number of table games | Game			10
Number of table poker room			5
Isle Casino Racing Pompano
Organization and Basis of Presentation
Number of slot machines | Machine			1,455
Number of table poker room			45
Number of acre owned | a			223
Isle Casino Bettendorf
Organization and Basis of Presentation
Number of room in hotel			509
Number of slot machines | Machine			978
Number of table games | Game			20
Number of towers in hotel			2
Isle Casino Waterloo
Organization and Basis of Presentation
Number of room in hotel			194
Number of slot machines | Machine			940
Number of table games | Game			25
Isle of Capri Casino Hotel Lake Charles
Organization and Basis of Presentation
Number of room in hotel			493
Number of slot machines | Machine			1,173
Number of table games | Game			47
Number of table poker room			13
Number of acre owned | a			19
Number of hotels | Hotel			2
Amount of consideration | $											$ 134,500
Isle of Capri Casino Lula
Organization and Basis of Presentation
Number of room in hotel			486
Number of slot machines | Machine			875
Number of table games | Game			20
Number of hotels | Hotel			2
Lady Luck Casino Vicksburg
Organization and Basis of Presentation
Number of room in hotel			89
Number of slot machines | Machine			616
Number of table games | Game			9
Isle of Capri Casino Boonville
Organization and Basis of Presentation
Number of room in hotel			140
Number of slot machines | Machine			893
Number of table games | Game			20
Isle Casino Cape Girardeau
Organization and Basis of Presentation
Number of slot machines | Machine			872
Number of table games | Game			24
Number of table poker room			4
Lady Luck Casino Caruthersville
Organization and Basis of Presentation
Number of slot machines | Machine			516
Number of table games | Game			9
Isle of Capri Casino Kansas City
Organization and Basis of Presentation
Number of slot machines | Machine			966
Number of table games | Game			18
Lady Luck Casino Nemacolin
Organization and Basis of Presentation
Number of slot machines | Machine			600
Number of table games | Game			28
Number of acre owned | a			2,000
Circus Reno
Organization and Basis of Presentation
Number of room in hotel						1,571
Number of slot machines | Machine						712
Number of table games | Game						24
Isle of Capri
Organization and Basis of Presentation
Total purchase consideration | $			$ 1,934,745
Transaction expenses | $						$ 92,800	$ 8,600
Accrued costs and expenses | $						100
Loss on early retirement of debt, net | $						$ (27,300)
Isle of Capri | Merger Agreement
Organization and Basis of Presentation
Right to receive per share | $ / shares			$ 23.00
Cash election exchange rate (as a percent)			58.00%
Aggregate consideration amount | $			$ 552,000
Stock election exchange rate (as a percent)			42.00%
Newly issued shares of ERI common stock | shares			28,500,000
Total purchase consideration | $			$ 1,930,000
Isle of Capri | Merger Agreement | Converted to a Right to Receive 1.638 Share of ERI Stock
Organization and Basis of Presentation
Number of shares granted on conversion (per share) | shares			1.638
Eldorado Reno
Organization and Basis of Presentation
Number of room in hotel						814
Number of slot machines | Machine						1,125
Number of table games | Game						46
Silver Legacy
Organization and Basis of Presentation
Number of slot machines | Machine						1,187
Number of table games | Game						63
Number of rooms in themed hotel						1,711
Number of table poker room						13
Eldorado Shreveport
Organization and Basis of Presentation
Number of slot machines | Machine						1,397
Number of table games | Game						52
Number of table poker room						8
Number of rooms in suite art deco-style hotel						403
Mountaineer
Organization and Basis of Presentation
Number of room in hotel						357
Number of slot machines | Machine						1,508
Number of table games | Game						36
Number of table poker room						10
Presque Isle Downs
Organization and Basis of Presentation
Number of slot machines | Machine						1,593
Number of table games | Game						33
Number of table poker room						7
Scioto Downs
Organization and Basis of Presentation
Number of room in hotel						118
Number of video lottery terminals | Terminal						2,245